Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

The following table sets forth goodwill by cash-generating unit or group of cash-generating units to which it belongs and changes for the years ended December 31, 2020 and 2019:

		Opening	Foreign	Argentine	Closing		Argentine	Closing
		balance	Currency	hyperinflationary	balance	Foreign Currency	hyperinflationary	balance
		1/1/2019	Translation	economy	12/31/2019	Translation	economy	12/31/2020
Company	Cash Generating Unit	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Río S.A. (formerly Ampla)	Enel Distribución Río S.A.	219,380	(8,013)	—	211,367	(47,672)	—	163,695
Compañía Distribuidora y Comercializadora de Energía S.A.	Compañía Distribuidora y Comercializadora de Energía S.A.	13,343	(152)	—	13,191	(529)	—	12,662
Enel Generación El Chocón S.A.	Enel Generación El Chocón S.A.	26,255	(9,741)	8,858	25,372	(7,299)	6,530	24,603
Enel Distribución Perú S.A.A.	Enel Distribución Perú	68,347	1,300	—	69,647	(5,801)	—	63,846
EGP Cachoeira Dourada S.A.	EGP Cachoeira Dourada S.A.	80,441	(2,938)	—	77,503	(17,480)	—	60,023
Enel Generación Perú S.A.	Enel Generación Perú	128,643	2,447	—	131,090	(10,918)	—	120,172
Emgesa S.A. E.S.P.	Emgesa S.A. E.S.P.	5,902	(67)	—	5,835	(234)	—	5,601
Enel Perú S.A.	Enel Distribución Perú	20	3	—	23	(3)	—	20
Enel Brasil S.A.	Enel Brasil S.A.	1,021	(37)	—	984	(222)	—	762
Enel Distribución Ceará S.A. (formerly Coelce)	Enel Distribución Ceará S.A.	110,429	(4,033)	—	106,396	(23,997)	—	82,399
Enel Distribucion Sao Paulo	Enel Distribucion Sao Paulo	551,789	(20,154)	—	531,635	(119,906)	—	411,729

Total		1,205,570	(41,385)	8,858	1,173,043	(234,061)	6,530	945,512